CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY	Class A [Member]	Class A [Member] Common shares [Member] USD ($)	Class A [Member] Common shares [Member] CNY	Class B [Member]	Class B [Member] Common shares [Member] USD ($)	Class B [Member] Common shares [Member] CNY
Balance at Dec. 31, 2011		1,157,786		1,825,873		(88,336)		(580,051)			197			103
Balance (in shares) at Dec. 31, 2011											265,082,760			131,916,660
Net (loss) income		(443,851)						(443,851)
Other comprehensive (loss) income		(3,730)				(3,730)
Share-based compensation		11,187		11,187
Conversion of Class B common shares into Class A common shares (in shares)									131,916,660
Exercise of stock options		18,107		18,104							3
Exercise of stock options (in shares)											3,836,590
Balance at Dec. 31, 2012		739,499		1,855,164		(92,066)		(1,023,902)			200			103
Balance (in shares) at Dec. 31, 2012											268,919,350			131,916,660
Net (loss) income		(142,865)						(142,865)
Other comprehensive (loss) income		(42,873)				(42,873)
Share-based compensation		11,108		11,108
Conversion of Class B common shares into Class A common shares
Conversion of Class B common shares into Class A common shares (in shares)									131,896,605		40,000			(40,000)
Exercise of stock options		4,824		4,823							1
Exercise of stock options (in shares)											1,507,470
Balance at Dec. 31, 2013		569,693		1,871,095		(134,939)		(1,166,767)			201			103
Balance (in shares) at Dec. 31, 2013											270,466,820			131,876,660
Net (loss) income	14,202	88,117						88,117
Other comprehensive (loss) income	804	4,991				4,991
Share-based compensation		10,417		10,417
Conversion of Class B common shares into Class A common shares (in shares)									131,876,660
Exercise of stock options		4,366		4,366
Exercise of stock options (in shares)											1,625,770
Balance at Dec. 31, 2014	$ 109,206	677,584	$ 303,948	1,885,878	$ (20,944)	(129,948)	$ (173,847)	(1,078,650)		$ 32	201		$ 17	103
Balance (in shares) at Dec. 31, 2014										272,092,590			131,876,660